SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Estimated useful lives
Servers and network equipment	3.0 years
Infrastructure systems	3.0 - 10.0 years
Office furniture and equipment	3.0 years
Buildings	10.0 - 20.0 years
Leasehold improvements	the shorter of 5.0 years or the remaining period of the lease term
Other equipment	3.0 ‑ 5.0 years

Schedule of estimated useful lives of intangible assets

Estimated useful lives
Acquisition-related intangible assets:
Content and software	1.0-10.0 years
Customer relationships	2.0-10.0 years
Patents and licenses	6.8 years
Non-compete agreements	2.0-5.0 years
Trade names and domain names	2.0-10.0 years
Workforce	4.0 years
Other technologies and licenses	the shorter of 5.0 years or the underlying license terms